Commitments	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments
20.	COMMITMENTS

(a)	Capital commitments

As of March 31, 2013 and 2012, the Company had capital commitments contracted but not provided for of US$4,211,595 and US$169,682, respectively, for the purchase of property, plant and equipment.

(b)	Operating lease commitments

In addition to the land use rights described in note 11 to the consolidated financial statements, the Company has entered into various operating lease arrangements for parking lots, motor vehicles, equipment, land and office premises. The Company recorded rental expenses, excluding the land use rights payments described in note 11 to the consolidated financial statements, for the fiscal years ended March 31, 2013, 2012 and 2011 of US$361,918, US$352,206 and US$445,327, respectively, and recorded lease rental income of US$177,556, nil and US$9,886 for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Future minimum lease payments under non-cancelable operating leases as of March 31, 2013 and 2012 were as follows:

	March 31, 2013	March 31, 2012
	US$	US$
Payable:
Within one year	754,386	511,654
Over one year but not exceeding two years	374,706	521,448
Over two years but not exceeding three years	352,478	369,319
Over three years but not exceeding four years	352,478	347,410
Over four years but not exceeding five years	352,478	347,410
Over five years	8,929,433	9,136,892

	11,115,959	11,234,133

Subsequent to March 31, 2013, the subsidiaries of the Company renewed the tenancy agreements with the related companies and extended the leasing term for one year to March 31, 2014, with future lease payments due of US$75,362 not reflected in the table above.